Form 13F

Form UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000
THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON February 15, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST EXPIRED ON February 15, 2002.


Check here if Amendment ( X );  Amendment Number: 1
This Amendment (Check only one.): (   ) is a restatement
                                  ( X ) adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:           CREDIT SUISSE FIRST BOSTON, INC.
Address:        11 MADISON AVENUE
                NEW YORK, NY 10010

Form 13F File Number:  28-2205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schdeules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Eugene Rosati
Title:          Director
Phone:          212-325-4492

Signature, Place, and Date of Signing:

Eugene Rosati                 New York, New York           May 30, 2003
 (Signature)                   (City, State)                  (Date)

Report Type (Check only one.):

( X ) 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(   ) 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:          21

Form 13F Information Table Value Total:         $     448,497
                                                (thousands)

Information requested to be treated confidentially has been filed separately.


List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

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                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACNIELSEN CORP	               COM	        004833109     7250   200000 SH       DEFINED 03		    200000	0	   0
AT RD INC	               COM      	04648K105     1107   492000 SH       DEFINED 03		    492000	0	   0
CONOCO INC	               CL A	        208251306       29     1000 SH       DEFINED 03		      1000	0	   0
EMCOR GROUP INC	               SB NT CV 5.75%05	29084QAC4    16455 16054000 SH       DEFINED 03		  	 0 	0   16054000
EMMIS COMMUNICATIONS CORP      PFD CV SER A	291525202    22944   538455 SH       DEFINED 03		    538455	0	   0
HARCOURT GEN INC	       COM	        41163G101       29	500 SH       DEFINED 03		       500	0	   0
HERTZ CORP	               CL A	        428040109    55965  1640000 SH       DEFINED 03		   1640000	0	   0
HONEYWELL INTL INC	       COM	        438516106    88175  1863700 SH       DEFINED 03		   1863700	0	   0
HOWELL CORP	               PFD A CV $3.50	443051206    11773   299644 SH       DEFINED 03		    299644	0	   0
IMPROVEMENT INC	               COM	        45321E106      145   385600 SH       DEFINED 03		    385600	0	   0
INFINITY BROADCASTING CP NEW   CL A	        45662S102    95796  3429000 SH       DEFINED 03		   3429000	0	   0
KEEBLER FOODS CO	       COM	        487256109    42042  1014600 SH       DEFINED 03		   1014600	0	   0
PSINET INC	               PFD C CV 6 3/4	74437C309     2181   444441 SH       DEFINED 03		    444441	0	   0
QUAKER OATS CO	               COM	        747402105       97     1000 SH       DEFINED 03		      1000	0	   0
RAYTHEON CO	               CL A	        755111309     4785   165000 SH       DEFINED 03		    165000	0	   0
SAUER-DANFOSS INC	       COM	        804137107     5331  1066200 SH       DEFINED 03		   1066200	0	   0
SDL INC	                       COM	        784076101	15	100 SH       DEFINED 03		       100	0	   0
SUNRISE ASSISTED LIVING INC    SUB NT CV 5.5%02	86768KAC0    23998 25955000 SH       DEFINED 03		  	 0	0   25955000
VOICESTREAM WIRELESS CORP      COM	        928615103    47797   475000 SH       DEFINED 03		    475000	0	   0
WESTERN GAS RES INC            PFD CONV $2.625	958259301    22114   502135 SH       DEFINED 03		    502135	0	   0
WILAMETTE INDS INC	       COM	        969133107	469   10000 SH       DEFINED 03		     10000	0	   0

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